Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data (unaudited)
15.	Quarterly Financial Data (unaudited)

Quarterly earnings per share data may vary from annual earnings due to rounding.

(Dollar amounts in thousands, except share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012:
Interest income	$18,870	$18,590	$17,943	$17,109
Interest expense	7,873	7,581	7,168	6,778

Net interest income	10,997	11,009	10,775	10,331
Provision for loan losses	200	300	350	250

Net interest income after provision for loan losses	10,797	10,709	10,425	10,081
Net realized gain on securities available for sale	267	-	197	282
Other noninterest income	1,456	1,538	1,440	2,144
Noninterest expense	7,722	7,491	7,248	7,817

Income before provision for income taxes	4,798	4,756	4,814	4,690
Provision for income taxes	845	799	793	799

Net income before noncontrolling interest	3,953	3,957	4,021	3,891
Less: net income attributable to the noncontrolling interest	168	276	87	388

Net income attributable to ESB Financial Corporation	$3,785	$3,681	$3,934	$3,503

Net income per share
Basic	$0.26	$0.26	$0.27	$0.25
Diluted	$0.26	$0.25	$0.27	$0.25
2011:
Interest income	$19,955	$20,199	$19,817	$19,256
Interest expense	9,138	8,979	8,723	8,300

Net interest income	10,817	11,220	11,094	10,956
Provision for loan losses	300	200	300	330

Net interest income after provision for loan losses	10,517	11,020	10,794	10,626
Net realized loss on securities available for sale	-	-	(83)	(364)
Other noninterest income	1,489	1,678	1,281	305
Noninterest expense	7,182	7,024	6,703	7,153

Income before provision for income taxes	4,824	5,674	5,289	3,414
Provision for income taxes	896	1,160	1,010	314

Net income before noncontrolling interest	3,928	4,514	4,279	3,100
Less: net income attributable to the noncontrolling interest	268	230	315	98

Net income attributable to ESB Financial Corporation	$3,660	$4,284	$3,964	$3,002

Net income per share
Basic	$0.25	$0.30	$0.27	$0.21
Diluted	$0.25	$0.29	$0.27	$0.21